GMO Emerging Country Debt Fund Shareholder Fees - GMO Emerging Country Debt Fund	Feb. 28, 2026 [1]
Class III
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.75%
Redemption Fee (as a percentage of Amount Redeemed)	(0.75%)
Class IV
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.75%
Redemption Fee (as a percentage of Amount Redeemed)	(0.75%)
Class VI
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.75%
Redemption Fee (as a percentage of Amount Redeemed)	(0.75%)

[1]	For additional information, see “Purchase Premiums and Redemption Fees” on page 202 of this Prospectus.